FEDERAL INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Tax Status [Line Items]
FEDERAL INCOME TAX STATUS	FEDERAL INCOME TAX STATUS
Effective January 1, 2025, the Plan was restated to adopt a non standardized employee stock ownership (ESOP) pre-approved plan through FIS Capital Markets US LLC with a favorable opinion letter dated August 1, 2023, in which the IRS stated, as then designed, was in compliance with the applicable requirements of the IRC. Once qualified, the Plan is required to operate in conformity with the Code to maintain its qualification. The Company believes the Plan is being operated in compliance with the applicable requirements of the Code and, therefore, believes the Plan was qualified and the related trust was tax- exempt as of the financial statement date.
As of December 31, 2024, and prior years, the IRS determined and informed Plan management by a letter dated October 24, 2017, that the Plan and related trust are designed in accordance with applicable sections of the IRC. Although the Plan has been amended since receiving the determination letter, the Plan Administrator believes that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the IRC and, therefore, believes that the Plan is qualified and that the related trust is tax-exempt. Therefore, no provision for income taxes has been included in the Plan’s financial statements.
GAAP requires Plan management to evaluate tax positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that more likely than not would not be sustained upon examination by the relevant taxing authority. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.